Capital Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 426,903	$ 61,487	¥ 538,417
Less: accumulated depreciation	(137,839)	(19,853)	(159,612)
Impairment on equipment	(92,244)	(13,286)	(90,860)
Net Value	¥ 196,820	$ 28,348	¥ 287,945